Document and Entity Information	Apr. 20, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	Enterprise 4.0 Technology Acquisition Corp
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001870925
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Apr. 20, 2023
Entity Incorporation State Country Code	E9
Entity File Number	001-40918
Entity Address, Address Line One	630 Ramona Street
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94301
City Area Code	(619)
Local Phone Number	736-6855
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A Ordinary Share and one-half of one Redeemable Warrant
Trading Symbol	ENTFU
Security Exchange Name	NASDAQ
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Ordinary Share, par value $0.0001 per share
Trading Symbol	ENTF
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share For 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one Class A Ordinary Share for $11.50 per share
Trading Symbol	ENTFW
Security Exchange Name	NASDAQ